Consolidated Statement of Changes in Equity - INR (₨) ₨ in Thousands	Total	Share capital [Member]	Share premium [Member]	Share based payment reserve [Member]	Other components of equity [Member]	Retained earnings /(accumulated deficit) [Member]	Equity attributable to owners of parent [Member]	Non-controlling interest [Member]	Compulsorily Convertible Debentures [Member]
Balance at the Beginning at Mar. 31, 2021	₨ 13,165,475	₨ 1,835,195	₨ 19,628,129	₨ 336,340	₨ 90,381	₨ (8,724,570)	₨ 13,165,475	₨ 0
Statement [Line Items]
Total comprehensive income for the year	1,244,864	0	0	0	(13,082)	1,257,946	1,244,864	0
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	42,992	5,043	37,949				42,992
Transaction costs related to equity	0						0
Transferred from share based payment reserve on exercise of ESOP	0		10,089	(10,089)			0
Share-based payment transactions	22,872
Balance at the Ending at Mar. 31, 2022	14,476,203	1,840,238	19,676,167	349,123	77,299	(7,466,624)	14,476,203	0
Statement [Line Items]
Total comprehensive income for the year	643,349	0	0	0	(31,173)	674,522	643,349	0
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	9,906	930	8,976				9,906
Transaction costs related to equity	(2,799)					(2,799)	(2,799)
Transferred from share based payment reserve on exercise of ESOP	6,968				6,968		6,968
Share-based payment transactions	12,061			12,061			12,061
Balance at the Ending at Mar. 31, 2023	15,145,688	1,841,168	19,685,143	361,184	53,094	(6,794,901)	15,145,688	0	₨ 0
Statement [Line Items]
Total comprehensive income for the year	154,681	0	0	0	(14,258)	168,939	154,681	0	0
Compulsorily Convertible Debentures presented as Equity	2,723,924	0	0	0	0	0	0	0	2,723,924
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	41,829	4,978	36,851	0			41,829		0
Transaction costs related to equity	0								0
Transferred from share based payment reserve on exercise of ESOP	0		10,792	(16,142)	5,350		0		0
Share-based payment transactions	7,472			7,472			7,472		0
Balance at the Ending at Mar. 31, 2024	₨ 18,073,594	₨ 1,846,146	₨ 19,732,786	₨ 352,514	₨ 44,186	₨ (6,625,962)	₨ 15,349,670	₨ 0	₨ 2,723,924